Leases - Summary of Operating Lease Supplemental Information (Details) - MARIADB CORPORATION AB [Member] - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash paid for amounts included in the measurement of operating lease liabilities	$ 664	$ 694
Weighted-average remaining lease term (in years)	1 year 10 months 9 days	2 years 7 months 17 days
Weighted-average discount rate	3.22%	3.20%